Segment information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Sales and Long Lived Assets Net by Geographical Areas

The below table reflects amounts on a continuing operations basis.

	Years ended December 31,
In millions	2011	2010	2009
Net sales[1]
U.S.[2]	$3,497	$3,285	$3,149
Brazil	554	480	413
Other Non-U.S.	1,267	1,181	1,096

Net sales	$5,318	$4,946	$4,658

Long-lived assets, net
U.S.	$3,684	$3,752	$3,679
Brazil	593	339	324
Other Non-U.S.	498	521	514

Long-lived assets	$4,775	$4,612	$4,517

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Schedule of Segment Reporting Information, by Segment

Segment results for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$747	$0	$747	$63
Home, Health & Beauty	200	0	200	12
Industrial	114	0	114	19
Specialty Chemicals	207	0	207	58
Community Development and Land Management	45	1	46	14

Total	1,313	1	1,314	166
Corporate and Other	0	0	0	(86)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,313	$0	$1,313	$81

Three months ended March 31, 2011	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$714	$0	$714	$82
Home, Health & Beauty	196	0	196	8
Industrial	121	0	121	20
Specialty Chemicals	177	0	177	49
Community Development and Land Management	42	1	43	30

Total	1,250	1	1,251	189
Corporate and Other	0	0	0	(85)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,250	$0	$1,250	$105

Financial information by segment and Corporate and Other follows:

In millions	Trade sales	Inter- segment sales	Total sales	Segment profit	Depreciation, depletion and amortization	Segment assets	Capital expenditures
Year ended December 31, 2011
Food & Beverage	$3,076	$2	$3,078	$312	$218	$2,685	$223
Home, Health & Beauty	766	0	766	34	68	816	51
Industrial	507	0	507	80	22	711	311
Specialty Chemicals	811	0	811	203	29	459	29
Community Development and Land Management	158	3	161	63	10	384	6

Total	5,318	5	5,323	692	347	5,055	620
Corporate and Other[1]	0	0	0	(379)	20	3,002	35
Assets of discontinued operations	0	0	0	0	0	706	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(5)	(5)	0	0	0	0

Consolidated totals[3]	$5,318	$0	$5,318	$317	$367	$8,763	$655

Year ended December 31, 2010
Food & Beverage	$2,884	$3	$2,887	$247	$217	$2,637	$129
Home, Health & Beauty	751	0	751	51	64	854	25
Industrial	468	0	468	84	19	481	26
Specialty Chemicals	679	1	680	141	30	430	22
Community Development and Land Management	164	4	168	67	7	370	5

Total	4,946	8	4,954	590	337	4,772	207
Corporate and Other[1]	0	0	0	(395)	23	3,196	22
Assets of discontinued operations[2]	0	0	0	0	0	846	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(8)	(8)	0	0	0	0

Consolidated totals[3]	$4,946	$0	$4,946	$199	$360	$8,814	$229

Year ended December 31, 2009
Food & Beverage	$2,791	$1	$2,792	$190	$227	$2,676	$106
Home, Health & Beauty	759	0	759	25	71	837	33
Industrial	371	0	371	61	18	447	17
Specialty Chemicals	499	4	503	56	28	394	28
Community Development and Land Management	189	4	193	99	8	356	5

Total	4,609	9	4,618	431	352	4,710	189
Corporate and Other[1,4]	49	0	49	(157)	24	3,191	25
Assets of discontinued operations[2]	0	0	0	0	0	1,120	0
Non-controlling interests	0	0	0	0	0	0	0
Inter-segment eliminations	0	(9)	(9)	0	0	0	0

Consolidated totals[3]	$4,658	$0	$4,658	$274	$376	$9,021	$214

[1]

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

[2]

Assets of discontinued operations at December 31, 2011 represent the assets of the C&OP business. Assets of discontinued operations at December 31, 2010 represent the assets of the C&OP and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the C&OP, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.

[3]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[4]	Revenue included in Corporate and Other in 2009 includes sales from the company’s specialty papers operation, which was sold in the fourth quarter of 2009.